Summary of Significant Accounting Policies - Schedule of Outstanding Diluted Shares Outstanding from Diluted Loss Per Share Computation (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Total potentially dilutive shares	114,162,273	107,150,629	117,252,246	95,576,607
Preferred Stock [Member]
Total potentially dilutive shares	50,674,188	41,242,027	48,378,148	33,607,143
Warrants [Member]
Total potentially dilutive shares	55,384,027	58,142,745	61,043,591	54,088,323
Options [Member]
Total potentially dilutive shares	7,765,000	7,666,333	7,781,667	7,690,665
Convertible Note [Member]
Total potentially dilutive shares	339,058	99,524	48,840	190,476